Deutsche Investment Management Americas Inc.

One Beacon Street

Boston, MA 02108

December 5, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Deutsche Large Cap Focus Growth Fund (the “Fund”), a series of Deutsche Investment Trust (the “Trust”) (Reg. Nos. 002-13628 and 811-00043)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Fund and was filed electronically on November 23, 2016.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-1004.

Very truly yours,

/s/ Andrew Hone

Andrew Hone

Vice President

Deutsche Investment Management Americas Inc.

cc: John Marten, Esq., Vedder Price P.C.